Exhibit 99.44

RECOVCO

Recovco Mortgage Management, LLC (“Recovco”) was instructed to perform a credit, regulatory compliance, data validation, and valuation review (the "Review Population") in accordance with national recognized statistical rating organizations ("NRSRO(s)") review standards in place as of the review date.

LOAN REVIEW POPULATION:

Recovco does not know the size of the overall securitization population and other third-party review firms that may have been engaged.

The table below summarizes the reviews conducted by Recovco:

Review	Reviewed Total	% of Sample
Data Integrity Population	88	100%
Credit Population	88	100%
Valuation Population	88	100%

DATA INTEGRITY:

Where available, Recovco compared the data fields below on the bid tape provided by the Client to the data found in the actual file as captured by Recovco. This information may not have been available for all mortgage loans. This comparison included the following data fields:

Last Name	Appraised Value	1'' Rate Chg Date	Rate Index	Margin
First Name	Sale Price	Prepay Months	Amortization Term	Lookback Period
Occupancy	LTV	Ml Company	Neg Am Flag	Initial Rate Cap
Purpose	CLTY	Ml Coverage	IOTerm	Periodic Rate Cap
Address	Note Date	Next Due Date	PP Terms	Life Rate Cap
State	Loan Amount	Property Units	PP Months	Life Rate Floor
Zip	First Payment Date	Maturity Date	Balloon Flag
Property Type	Original Rate	DTI	Next Rate Chg Date
Lien Position	Original P&I		First Pmt Chg Date
Orig Credit Score	Interest Only Flag		Next Pmt Chg Date
Self Employed Flag	Social Security Number

CREDIT UNDERWRITING:

Recovco performed a review of the loan package to determine whether such package meets the credit and property underwriting criteria per the acceptable DU or LP, in effect at the time of such loan's origination and that adequate support for the underwriting decision is contained in the file. Recovco reported to Client any exceptions utilizing Client accessed Recovco systems or other mutually agreed upon written report.

To complete these activities, Recovco completed a review utilizing the following review scope:

Recovco will review asset origination to determine conformity to the stated underwriting or credit extension guidelines, standards, criteria or other requirements, including, as applicable, the Ability to Repay and Qualified Mortgage requirements described below, that were provided to Recovco and/or as directed by Client. When applicable, a review of the mortgage loan file to the Automated Underwriting System output within the mortgage loan file will also be performed.

Credit Application: For the Credit Application, Recovco will verify that the application: (i) was signed by all listed borrowers, (ii) was substantially filled out, (iii) contained all known borrower-owned properties on the Real Estate Owned section 2, and (iv) included the borrower's employment history.

Credit Report: Recovco's review will include confirming that a credit report, that met guideline requirements, was present for each borrower and that such borrower's credit profile adhered to guidelines. In order to make

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this determination, Recovco: will (i) capture the monthly consumer debt payments for use in relevant calculations, (ii) note and research the Real Estate Owned and fraud alerts, and (iii) gather data required for the ASF tape submission including (a) the most recent FICO (scores from Equifax, Experian, and Transunion if available), (b) the most recent FICO date, (c) the longest trade line, (d) the maximum trade line, (e) the number of trade lines, and (f) the credit usage ratio.

Employment and Income: Recovco will determine whether applicable supporting employment and income documentation required by the AUS guidelines, was present in the mortgage loan file and where possible, wasn't fraudulent. This documentation will be used to verify whether the income used to qualify the mortgage loan was calculated in accordance with guidelines and may have included items such as: (i) verbal or written verification of employment, (ii) pay stubs, (iii) W-2 forms, (iv) tax returns, (v) financial statements, (vi) IRS tax transcripts, and for certain programs (vii) bank statements.

Asset Review: Recovco will assess whether the asset documentation required by the AUS guideline, was present in the mortgage loan file. Utilizing this documentation,Recovco will complete a review of the reserve calculation and any large deposits. Documentation verifying assets for down payment, closing costs, prepaid items and reserves may have included: (i) verification-of-deposit, (ii) depository account statements, (iii) stock or security account statements, (iv) gift funds, (v) escrow or earnest money deposits, and (vi) settlement statements or other evidence of conveyance and transfer of funds (if a sale of assets was involved).

Hazard/Flood Insurance/Taxes: Recovco will review the insurance present on the mortgage loan. During this review, Recovco will (i) verify that the hazard insurance met the minimum required amount of coverage in the guidelines, (ii) confirm that the mortgage clause listed the lender's name and "its successors and assigns,", (iii) confirm that the premium amount on both the hazard and flood insurance matched what was used in the debt- to-income ("DTI") calculations, (iv) review the tax certificate to verify and compare monthly escrows used to calculate DTI matched, (v) confirm that the flood certification was for the correct borrower, property, lender and mortgage loan number, and (vi) complete other property specific items including (a) for condominium properties, confirming that the blanket policy met the minimum amount of coverage in the guidelines and (b) for properties in a flood zone per the flood certification, confirming that flood insurance met guideline requirements and met the minimum required amount of coverage in the guidelines.

DU/LP Review: When provided and appropriate, Recovco will verify that DU/LP findings included an approved/eligible or accept decision as required per guidelines.

Occupancy Review: Recovco will confirm the property occupancy is consistent with the mortgage loan approval and borrowers' application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Guideline Review: Recovco will confirm the mortgage loan was originated in accordance with required guidelines by reviewing conformity of mortgage loan, transaction type, and borrower characteristics to stated guidelines. Mortgage characteristics to be examined include (i) DTI of the borrower, (ii) the LTV/CLTV/HTLTV, (iii) the credit score for each borrower, (iv) asset reserves of the borrower, (v) property type, (vi) property usage, and (vii) other property specific items including (a) for condominium or cooperative properties, assessing whether the condominium or cooperative project adheres to required guidelines.

Fraud Review: Recovco will review fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Recovco will condition the mortgage loan for the missing fraud report product.

If a report was present, Recovco will review the report for (i) any name variations for the borrowers, (ii) any social security number variations for the borrowers, (iii) any potential occupancy issues based on the borrower's address history, (iv) any noted employment issues, and (v) any additional consumers associated with the borrower's profile. If any findings are noted, Recovco will confirm that such findings and/or variations were addressed by the originator in the origination of the asset or that such red flag issues were fully addressed via mortgage loan documentation provided.

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Additional Review of Mortgage Loan File: Recovco will review the closing documents to ensure that the mortgage

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loan file information is complete, accurate, and contains consistent documentation. Included in this portion of the review are items such as reviewing for (i) evidence of primary mortgage insurance, and (ii) the presence of loan modification documents, and (iii) general conformity to Fannie Mae or Freddie Mac approved formats at the time of origination.

If standard GSE forms were not used for the mortgage loan, Recovco will seek to confirm the existence of: (i) a "due on sale" clause, (ii) mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, and (iii) the holder's right to foreclose and to confirm that any homestead exemption has been waived as required by applicable law within the forms utilized.

General Ability to Repay

Note: for loans designated as QM -agency eligible, Recovco will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

All loans in this review were deemed Exempt, as they were Investment properties.

COMPLIANCE REVIEW:

Business purpose loans are excluded from the standard compliance review, including TILA and RESPA. Recovco will review each loan for documentation to support the loan was originated as an investment purpose loan and that the borrower does not intend to live in the subject property. Documentation review includes, but not limited to the Application, Background check, credit report, 1008 Underwriting Summary, Loan Approval, Insurance, Occupancy Affidavit and borrower's income documents to support that the borrower does not currently nor is their intent to occupy the subject property.

VALUATION REVIEW:

For each Mortgage Loan, Recovco performed Property Valuation Review Services in accordance with the following waterfall:

The value of the underlying property. Recovco's review will include verifying the appraisal report was (i) on the appropriate GSE form, (ii) materially complete, (iii) in conformity with the guideline requirements for the property type in question, (iv) completed by an appraiser that was actively licensed to perform the valuation, (v) completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FlRREA, (vi) made and signed prior to the final approval of the mortgage loan application,

(vii) completed and dated within the guidelines restrictions, (vii) made on an "as is" basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

With regard to the use of comparable properties, Recovco's review will (i) review the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensure that such comparable properties are within standard appraisal guidelines; (ii) confirm the property value and square footage of the subject property was bracketed by comparable properties, (iii) verify that comparable properties used are similar in size, style, and location to the subject, and (iv) check for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of Recovco's review include (i) verifying that the address matched the mortgage note, (ii) noting whether the property zip code was declared a FEMA disaster area classified as IA (Individual Assistance) or IH (Individual and Household Assistance) after the valuation date and notifying the Client of same, (iii) confirming the appraisal report does not include any apparent environmental problems, (iv) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (v) reviewing pictures to ensure

(a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (vi) confirming that the value product that was used as part of the origination decision conforms with rating

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agency requirements.

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If more than one valuation was provided, Recovco will confirm consistency among the valuation products and if there are discrepancies that could not be resolved, Recovco will create an exception and work with the client on the next steps which may include ordering of additional valuation products such as collateral desktop analyses, broker's price opinions, and full appraisals. If the property valuation products included in Recovco's review result in a variance of more than 10% then the client will be notified of such variance.

For each Mortgage Loan, Recovco will perform Property Valuation Review Services as indicated in the terms below:

100% of the Loans: Recovco will review the origination appraisal for the following items: (i) the age of the appraisal, (ii) verification of the property address, (iii) completeness and accuracy of the appraisal form, (iv) verification of the appraiser licensing, (v) the comparable sales analysis including age, distance, and adjustments,

(vi) zoning concerns, (vii) appraisal was performed using GSE approved forms, and (viii) made on an "as is" basis.

Additional valuation: Recovco will review the additional valuation provided from origination or ordered upon request: (i) the age of the valuation, (ii) verification of the property address, (iii) completeness and accuracy of the valuation form, (iv) the comparable sales analysis including age, distance, and adjustments, (v) zoning concerns, and (vi) made on an "as is" basis.

NRSRO GRADING CRITERIA:

Upon completion of the loan file review, Recovco assigned grading which considered factors based on the review criteria, product, and NRSRO requirements.

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the following:

CREDIT EVENT GRADE
A	The loan meets the published guidelines without exception.. The employment, income, assets and occupancy are supported and justifiable. The borrower's willingness and ability to repay the loan is documented and reasonable.
B

The loan does not meet every applicable requirement of the underwriting guidelines; however, the majority of requirements are met, and strong compensating factors have been document in support of guideline exceptions.

C	The loan does not meet every applicable requirement ofthe underwriting guidelines and there are possibly limited, weak or no compensating factors to support the exception.
D	The loan file was not provided for review or not sufficiently document in order to complete the review.

VALUATION EVENT GRADE
A	The property appears complete and property and valuation meet the required underwriting guidelines and were completed on standard agency approved forms.
B	The property does not meet one or more applicable property valuation guidelines, however more of the loan characteristics are within the guidelines and there are possible compensating factors documented.
C

The loan does not meet every applicable property valuation guidelines; the appraisal was not thorough and complete; and/or the value is not supported within of the required threshold of the original appraised value. The appraisal was not conducted on an agency approved form and/or appraiser was not appropriately licensed.

D	The file was missing the appraisal or there was insufficient valuation documentation to perform a review.

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REGULATORY COMPLIANCE EVENT GRADE
A	Loan is compliant with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. The loan has met ATRstandards as documented by the originator and if applicable has been verified as a qualified mortgage.
B	Identified exceptions have been determined to be non-material and will not impact the enforceability of the loan and/or remediation of material defects has taken place and the remediated exception will not impact the ability to foreclose. All cures are fully and appropriately documented.
C

The loan does not meet every ATR standards, is missing required disclosures or contains inaccurate disclosures which have not been/cannot be remediated and/or a benefit to the borrower cannot be determined. The agreed upon loan terms do not align to legal documents and/or legal documents were not appropriately executed.

D	The loan file was not provided for review or not sufficiently document in order to complete the review

OVERALL EVENT GRADE
A	Loan meets Credit and Valuation guidelines and has sufficient accuracy and completeness of data to conduct a thorough review.
B

The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit; is in material compliance with all applicable laws and regulations; and the value and valuation methodology are supported and substantially meet published guidelines.

C	The loan does not meet the published guidelines; and/or violates one material law or regulation; and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform an adequate review.

Item 5:

FINDINGS SUMMARY

OVERALL REVIEW RESULTS
NRSRO Grade	Count
A	87
B	1
C	0
D	0

CREDIT REVIEW RESULTS
NRSRO Grade	Count
A	87
B	1
C	0
D	0

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VALUATION REVIEW RESULTS
NRSRO Grade	Count
A	88
B	0
C	0
D	0

COMPLIANCE REVIEW RESULTS
NRSRO Grade	Count
A	88
B	0
C	0
D	0

DATA INTEGRITY REVIEW RESULTS SUMMARY TABLE:

Recovco provided Onslow with a copy of the Tape Compare Report which shows the difference between the data received by the seller versus the data captured by Recovco.

Field	Loan Count	% of Loans Reviewed (by count)
# of units	2	20.00%
Original Appraised Value	2	20.00%
Original CLTV Ratio Percent	3	30.00%
Subject Property Type	1	10.00%

VALUATION REVIEW RESULTS SUMMARY:

The table below summarizes the valuation waterfall results:

VALUATION WATERFALL	LOAN COUNT	% of Loans Reviewed (by count)
CU Score	44	50.00%
PIWto AVM	0	0.00%
Desk Review	44	50.00%
Second Full Appraisal	0	0.00%
Field Review	0	0.00%

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Item 6: Final Loan List for OBX 2021-INVl Due Diligence Review

Count	Recovco Loan ID	Loan# 1	Loan #2
1	XXXX	6000060753	XXXX
2	XXXX	6000060757	XXXX
3	XXXX	6000060764	XXXX
4	XXXX	6000060769	XXXX
5	XXXX	6000060775	XXXX
6	XXXX	6000060780	XXXX
7	XXXX	6000060800	XXXX
8	XXXX	6000060805	XXXX
9	XXXX	6000060824	XXXX
10	XXXX	6000060788	XXXX
11	XXXX	6000060791	XXXX
12	XXXX	6000060793	XXXX
13	XXXX	6000060796	XXXX
14	XXXX	6000060808	XXXX
15	XXXX	6000060758	XXXX
16	XXXX	6000060778	XXXX
17	XXXX	6000060803	XXXX
18	XXXX	6000060784	XXXX
19	XXXX	6000060787	XXXX
20	XXXX	6000060804	XXXX
21	XXXX	6000060833	XXXX
22	XXXX	6000060760	XXXX
23	XXXX	6000060779	XXXX
24	XXXX	6000060835	XXXX
25	XXXX	6000060789	XXXX
26	XXXX	6000060797	XXXX
27	XXXX	6000060748	XXXX
28	XXXX	6000060759	XXXX
29	XXXX	6000060771	XXXX
30	XXXX	6000060777	XXXX
31	XXXX	6000060792	XXXX
32	XXXX	6000060798	XXXX
33	XXXX	6000060809	XXXX
34	XXXX	6000060810	XXXX
35	XXXX	6000060823	XXXX
36	XXXX	6000060827	XXXX
37	XXXX	6000060822	XXXX
38	XXXX	6000060830	XXXX
39	XXXX	6000060819	XXXX
40	XXXX	6000060763	XXXX

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41	XXXX	6000060770	XXXX

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42	XXXX	6000060754	XXXX
43	XXXX	6000060785	XXXX
44	XXXX	6000060821	XXXX
45	XXXX	6000060826	XXXX
46	XXXX	6000060765	XXXX
47	XXXX	6000060795	XXXX
48	XXXX	6000060812	XXXX
49	XXXX	6000060782	XXXX
so	XXXX	6000060836	XXXX
51	XXXX	6000060762	XXXX
52	XXXX	6000060761	XXXX
53	XXXX	6000060774	XXXX
54	XXXX	6000060801	XXXX
55	XXXX	6000060832	XXXX
56	XXXX	6000060828	XXXX
57	XXXX	6000060831	XXXX
58	XXXX	6000060773	XXXX
59	XXXX	6000060781	XXXX
60	XXXX	6000060752	XXXX
61	XXXX	6000060802	XXXX
62	XXXX	6000060749	XXXX
63	XXXX	6000060776	XXXX
64	XXXX	6000060815	XXXX
65	XXXX	6000060750	XXXX
66	XXXX	6000060811	XXXX
67	XXXX	6000060768	XXXX
68	XXXX	6000060751	XXXX
69	XXXX	6000060755	XXXX
70	XXXX	6000060756	XXXX
71	XXXX	6000060766	XXXX
72	XXXX	6000060767	XXXX
73	XXXX	6000060783	XXXX
74	XXXX	6000060786	XXXX
75	XXXX	6000060790	XXXX
76	XXXX	6000060794	XXXX
77	XXXX	6000060799	XXXX
78	XXXX	6000060806	XXXX
79	XXXX	6000060807	XXXX
80	XXXX	6000060813	XXXX
81	XXXX	6000060814	XXXX
82	XXXX	6000060816	XXXX

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83	XXXX	6000060817	XXXX
84	XXXX	6000060818	XXXX
85	XXXX	6000060820	XXXX

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86	XXXX	6000060825	XXXX
87	XXXX	6000060829	XXXX
88	XXXX	6000060834	XXXX

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1 Recovco Mortgage Management, LLC

(Print name of duly authorized person)

By:	Craig Pino
Signature:

Date:	September 14, 2021